Related Parties - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) squareFeet agreement	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 112,137	$ 105,632
Loans to related parties	$ 0	$ 0
April 2023 Lease Facility | Fasteignafelagid Eyjolfur hf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	14 years
Operating leases, area of land | squareFeet	140,000
Lease liabilities	$ 80,600
April 2024 Lease Facility | Flóki Fasteignir ehf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	10 years
Lease liabilities	$ 1,500
Number of lease agreements entered into | agreement	6
August 2023 Lease Facility
Disclosure of transactions between related parties [line items]
Rented area | squareFeet	1,645
August 2023 Lease Facility | Alvogen UK Ltd.
Disclosure of transactions between related parties [line items]
Lease liabilities	$ 500
Operating leases, group leases (as a percent)	30.00%
Total area of office | squareFeet	5,500
January 2023 Lease Facility | Flóki-Art ehf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	14 years
Lease liabilities	$ 400